Execution of Standby Equity Purchase Agreement and Promissory Note (Tables)	6 Months Ended
Jun. 30, 2025
Execution of Standby Equity Purchase Agreement and Promissory Note [Abstract]
Schedule of Reconciliation of the Carrying Amount of the Promissory Notes

The following tabular presentation reflects the reconciliation of the carrying amount of the Promissory Notes during the six-month period ended June 30, 2025:

Six months period ended June 30,
2025
Unaudited
Opening balance	6,336
Repayment of Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(3,110)
Recognition of discount, interest expenses related to the third Promissory Notes	375
Repayment of fourth Promissory Notes and accrued interest through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	(1,947)
Recognition of interest expenses related to the fourth Promissory Note	178
Income from exchange differences	(167)
Closing balance	1,665